Note 8. Income Taxes (Details) (USD $)	Nov. 30, 2013
Details
Deferred Tax Assets, Net of Valuation Allowance	$ 1,281,379	[1]
Liability for Uncertain Tax Positions, Current	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 0

[1]	assuming a 35% effective tax rate